Consolidated Segment Data (Details) - Schedule of total non-current assets by geographical segment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Consolidated Segment Data (Details) - Schedule of total non-current assets by geographical segment [Line Items]
Total non-current assets	$ 25,903,910	$ 19,794,349
Hong Kong and Macau [Member]
Consolidated Segment Data (Details) - Schedule of total non-current assets by geographical segment [Line Items]
Total non-current assets	11,234,176	2,089,886
Thailand [Member]
Consolidated Segment Data (Details) - Schedule of total non-current assets by geographical segment [Line Items]
Total non-current assets	14,223,714	17,704,463
Other Countries [Member]
Consolidated Segment Data (Details) - Schedule of total non-current assets by geographical segment [Line Items]
Total non-current assets	$ 446,020